Share-Based Compensation - Summary of Performance-Based RSU (Detail) - 2019 performance shares [member]	6 Months Ended
Jun. 30, 2019 EUR (€) € / shares
Disclosure of Input of Model Used for Performance-Based RSU [Line Items]
Fair value at grant date (in Euros) | € / shares	€ 10.44
Share price at grant date (in Euros) | €	€ 7.10
Dividend yield	0.00%
Expected volatility	52.00%
Risk-free interest rate (U.S. government bond yield)	2.29%
Model used	Monte Carlo